Schedule of Broker Exercise Prices (Details) - $ / shares		Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable		147,319,757	147,219,360
Broker Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of broker options			2,070,258
Number of warrants exercisable			111,971
March 27, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Maturity Date		Mar. 27, 2026	Mar. 27, 2026	[1]
Exercise price	[1]		$ 0.15
Number of broker options	[1]		2,070,258
Number of warrants exercisable	[1]		111,971

[1]	Exercisable into one March 2023 Unit.